Schedule of Condensed Consolidating Guarantor Statements of Cash Flows (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net cash provided by (used in)operating activities		$ 177	$ 86	$ 158	$ 131	$ 213
Investing Activities
Capital expenditures for property and equipment		(15)	(14)	(26)	(12)	(12)
Proceeds from asset dispositions						6
Software capitalization costs		(6)	(3)	(8)	(6)	(5)
Net cash used in investing activities		(21)	(17)	(34)	(18)	(11)
Financing Activities
Issuance of non-recourse debt		350		300		350
Repayment of non-recourse debt		(395)	(58)	(110)	(125)	(391)
Repayment of debt		(5)
Issuance of debt				200
Debt issuance costs		(5)		(10)		(6)
Change in restricted cash				(4)	8	(4)
Proceeds from stock options exercised		1
Allocated debt activity	[1]			111	(87)	(112)
Net transfers (to) from Parent	[1]		(15)	(567)	95	(39)
Distribution to Parent	[1]				(2)
Net cash used in financing activities		(54)	(73)	(80)	(111)	(202)
Net increase in cash				44	2
Net increase (decrease) in cash, cash equivalent and restricted cash		102	(4)
Cash, beginning of period		48	4	4	2	2
Cash, cash equivalent and restricted cash, beginning of period		151	79	79
Cash, end of period		191		48	4	2
Cash, cash equivalent and restricted cash, end of period		253	75	151	79
Operating segments | Parent Company
Financing Activities
Allocated debt activity	[1]			111
Net transfers (to) from Parent	[1]		(15)	(567)
Intercompany transfer			15	456
Operating segments | Subsidiary Issuer
Operating Activities
Net cash provided by (used in)operating activities		1		4
Financing Activities
Repayment of debt		(5)
Issuance of debt				200
Debt issuance costs				(4)
Intercompany transfer		4		(200)
Net cash used in financing activities		(1)		(4)
Operating segments | Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in)operating activities		98	30	408	(4)	184
Investing Activities
Capital expenditures for property and equipment		(15)	(14)	(26)	(12)	(12)
Proceeds from asset dispositions						6
Software capitalization costs		(6)	(3)	(8)	(6)	(5)
Net cash used in investing activities		(21)	(17)	(34)	(18)	(11)
Financing Activities
Debt issuance costs				(3)
Proceeds from stock options exercised		1
Allocated debt activity	[1]				(87)	(112)
Net transfers (to) from Parent	[1]				95	(39)
Distribution to Parent	[1]				(2)
Intercompany transfer		10	(17)	(328)	18	(22)
Net cash used in financing activities		11	(17)	(331)	24	(173)
Net increase in cash				43	2
Net increase (decrease) in cash, cash equivalent and restricted cash		88	(4)
Cash, beginning of period		47	4	4	2	2
Cash, cash equivalent and restricted cash, beginning of period		128	79	79
Cash, end of period		178		47	4	2
Cash, cash equivalent and restricted cash, end of period		216	75	128	79
Operating segments | Non-Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in)operating activities		139	89	(187)	117	127
Financing Activities
Issuance of non-recourse debt		350		300		350
Repayment of non-recourse debt		(395)	(58)	(110)	(125)	(391)
Debt issuance costs		(5)		(3)		(6)
Change in restricted cash				(4)	8	(4)
Intercompany transfer		(75)	(31)	5		(76)
Net cash used in financing activities		(125)	(89)	188	(117)	(127)
Net increase in cash				1
Net increase (decrease) in cash, cash equivalent and restricted cash		14
Cash, beginning of period		1
Cash, cash equivalent and restricted cash, beginning of period		23
Cash, end of period		13		1
Cash, cash equivalent and restricted cash, end of period		37		23
Consolidation, Eliminations
Operating Activities
Net cash provided by (used in)operating activities		(61)	(33)	(67)	18	(98)
Financing Activities
Intercompany transfer		61	33	67	(18)	98
Net cash used in financing activities		$ 61	$ 33	$ 67	$ (18)	$ 98

[1]	Amounts represent activities with Hilton.